Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information	Basis of Presentation and General Information
Safe Bulkers, Inc., (“Safe Bulkers”) was formed on December 11, 2007, under the laws of the Republic of the Marshall Islands. Safe Bulkers’ common stock trades on the New York Stock Exchange (“NYSE”) under the symbol “SB.”

Polys Hajioannou, by virtue of shares owned indirectly through various private entities, owns or controls 39.77% of our outstanding common stock and is the largest shareholder of Safe Bulkers and as a result has significant influence on the outcome of matters on which shareholders are entitled to vote, including the election of the entire board of directors and other significant corporate actions.

Since Safe Bulkers’ initial public offering in 2008, Safe Bulkers has successfully completed five additional public common stock offerings, three preferred stock offerings and an ongoing “at-the-market” common stock equity offering program (the “ATM Program”).

As of December 31, 2021, Safe Bulkers held 58 wholly owned companies (which are referred to herein as “Subsidiaries”) which together owned and operated a fleet of 39 drybulk vessels and were scheduled to acquire nine additional newbuild vessels (the “Newbuilds”).

Safe Bulkers and its Subsidiaries are collectively referred to in the notes to the consolidated financial statements as the “Company.”

The Company’s principal business is the ownership and operation of drybulk vessels. The Company’s vessels operate worldwide, carrying drybulk cargo for the world’s largest consumers of marine drybulk transportation services. Safety Management Overseas S.A., a company incorporated under the laws of the Republic of Panama (“Safety Management”) and Safe Bulkers Management Limited, a company incorporated under the laws of the Republic of Cyprus (“Safe Bulkers Management,” and, together with Safety Management, the “Managers,” and either of them “the Manager”), related parties both controlled by Polys Hajioannou, provide technical, commercial and administrative management services to the Company.

The accompanying consolidated financial statements include the operations, assets and liabilities of the Company, and of its Subsidiaries listed below.

Subsidiary	Vessel Name	Type	Built
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Kyotofriendo One Shipping Corporation (“Kyotofriendo One”)(2)(13)	Paraskevi 2	Panamax	April 2011
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(2)	Efrossini	Panamax	February 2012
Glovertwo Shipping Corporation (“Glovertwo”)(2)	Zoe	Panamax	July 2013
Kyotofriendo Two Shipping Corporation (“Kyotofriendo Two”)(2)(14)	Koulitsa 2	Panamax	February 2013
Shikokutessera Shipping Inc. (“Shikokutessera”)(2)	Kypros Land	Panamax	January 2014
Shikokupente Shipping Inc. (“Shikokupente”)(2)	Kypros Sea	Panamax	March 2014
Gloverfour Shipping Corporation (“Gloverfour”)(2)	Kypros Bravery	Panamax	January 2015
Shikokuokto Shipping Corporation (“Shikokuokto”)(2)	Kypros Sky	Panamax	March 2015

Subsidiary	Vessel Name	Type	Built
Gloverfive Shipping Corporation (“Gloverfive”)(2)	Kypros Loyalty	Panamax	June 2015
Gloversix Shipping Corporation (“Gloversix”)(2)	Kypros Spirit	Panamax	July 2016
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Vassone Shipping Corporation (“Vassone”)(2)	Pedhoulas Commander	Kamsarmax	May 2008
Youngone Shipping Corporation (“Youngone”)(2)	Pedhoulas Cherry	Kamsarmax	July 2015
Youngtwo Shipping Corporation (“Youngtwo”)(2)	Pedhoulas Rose	Kamsarmax	January 2017
Pinewood Shipping Corporation (“Pinewood”)(2)(5)	Pedhoulas Cedrus	Kamsarmax	June 2018
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Vasstwo Shipping Corporation (“Vasstwo”)(1)	Xenia	Post-Panamax	August 2006
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Pentakomo Shipping Corporation (“Pentakomo”)(2)	Agios Spyridonas	Post-Panamax	January 2010
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(2)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(2)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(2)	Venus Horizon	Post-Panamax	February 2012
Armonikos Shipping Corporation (“Armonikos”)(2)(15)	Venus Harmony	Post-Panamax	November 2013
Shikokuepta Shipping Inc. (“Shikokuepta”)(2)	Troodos Sun	Post-Panamax	January 2016
Shikokuexi Shipping Inc. (“Shikokuexi”)(2)	Troodos Air	Post-Panamax	March 2016
Monagrouli Shipping Corporation (“Monagrouli”)(2)	Troodos Oak	Post-Panamax	April 2020
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxtessera Shipping Corporation (“Maxtessera”)(2)	Lake Despina	Capesize	January 2014
Shikokuennia Shipping Corporation (“Shikokuennia”)(2)	Mount Troodos	Capesize	November 2009
Metamou Shipping Corporation (“Metamou”)(2)(16)	Stelios Y	Capesize	March 2012
Staloudi Shipping Corporation (“Staloudi”)(1)(17)	Maria	Capesize	January 2014
Agros Shipping Corporation (“Agros”) (2)(4)	TBN - H 1381	Kamsarmax	Q2 2022
Lofou Shipping Corporation (“Lofou”)(2)(4)	TBN -H 11013	Post-Panamax	Q3 2022
Gloverthree Shipping Corporation (“Gloverthree”)(2)(4)	TBN - H 11042	Post-Panamax	Q1 2023
Gloverseven Shipping Corporation (“Gloverseven”)(2)(4)	TBN - H 11043	Post-Panamax	Q2 2023
Shimafive Shipping Corporation (“Shimafive”)(2)(4)	TBN - H 11064	Kamsarmax	Q4 2023
Shimasix Shipping Corporation (“Shimasix”)(2)(4)	TBN - H 11065	Kamsarmax	Q1 2024
Shimaseven Shipping Corporation (“Shimaseven”)(2)(4)	TBN - H 11067	Kamsarmax	Q1 2024
Shimaeight Shipping Corporation (“Shimaeight”)(2)(4)	TBN - H 11081	Kamsarmax	Q4 2023
Yasudyo Shipping Corporation (“Yasudyo”)(2)(4)	TBN - H 1392	Kamsarmax	Q4 2023
Safe Bulkers Participations Plc.(3)	—	—	—
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)	—	—	—
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)(6)	—	—	—
Marindou Shipping Corporation (“Marindou”)(1)(10)	—	—	—
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)(11)	—	—	—

Avstes Shipping Corporation (“Avstes”)(1)(7)	—	—	—
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)(8)	—	—	—
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)(12)	—	—	—
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)(9)	—	—	—

(1)Incorporated under the laws of the Republic of Liberia.
(2)Incorporated under the laws of the Republic of the Marshall Islands.
(3)Incorporated under the laws of the Republic of Cyprus.
(4)Estimated completion date for newbuild vessels as of December 31, 2021.
(5)In July 2016, the Shipsales Contract relating to Hull No. 1552, initially contracted by Kyotofriendo Two, was novated to Pinewood. Under an agreement with an unaffiliated third party, upon delivery of the vessel, named Pedhoulas Cedrus, to Pinewood in June 2018, 100 shares of Series A Preferred Stock of Pinewood were issued to the unaffiliated third party for proceeds in the equivalent of $16,875 at the time of issuance, which were used to finance part of the cost of such vessel. All Series A Preferred Stock were redeemed by Pinewood in February 2021.
(6)The Company owned the Panamax class vessel Paraskevi, built 2003, which was sold in January 2021 and delivered to her new owners in April 2021.
(7)The Company owned the Panamax class vessel Vassos, built 2004, which was sold in January 2021 and delivered to her new owners in May 2021.
(8)The Company owned the Kamsarmax class vessel Pedhoulas Builder, built 2012, which was sold in May 2021 and delivered to her new owners in June 2021.
(9)The Company owned the Kamsarmax class vessel Pedhoulas Farmer, built 2012, which was sold in May 2021 and delivered to her new owners in September 2021.
(10)The Company owned the Panamax class vessel Maria, built 2003, which was sold in May 2021 and delivered to her new owners in September 2021.
(11)The Company owned the Panamax class vessel Koulitsa, built 2003, which was sold in June 2021 and delivered to her new owners in November 2021.
(12)The Company owned the Kamsarmax class vessel Pedhoulas Fighter, built 2012, which was sold in September 2021 and delivered to her new owners in November 2021.
(13)Vessel acquired in March 2021.
(14)Vessel acquired in July 2021.
(15)Vessel acquired in October 2021.
(16)In July 2021, the Company entered into an agreement for the period bareboat charter of a 2012-built Japanese Capesize class vessel named Stelios Y, which is accounted for as a finance lease. The vessel was delivered to the Company in November 2021. Refer to Note 7.
(17)The Company acquired the vessel as second-hand in February 2022. See subsequent events Note 23.

For the years ended December 31, 2019, 2020 and 2021 the following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	December 31,
	2019	2020	2021
Viterra B.V. (ex-Glencore Agriculture B.V.)	21.03%	15.01%	16.08%
Cargill International S.A.	—%	11.13%	14.62%
Bunge S.A.	10.37%	—%	—%

Coronavirus Outbreak: On March 11, 2020, the World Health Organization declared the 2019 Novel Coronavirus (the “2019-nCoV”) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where we conduct a large part of our operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions, which may continue to cause trade disruptions and volatility in the commodity markets. Although to date there has not been any significant effect on our operating activities due to 2019-nCoV other than the decrease in market rates in 2020, which have recovered in 2021 and increased crew cost, the extent to which a new wave of the 2019-nCoV will impact the Company’s results of operations and financial condition will depend on future developments, which are uncertain and cannot be predicted. Accordingly, an estimate of the future impact cannot be made at this time.